Schedule of contractual maturities of lease liabilities (Details) - INR (₨)	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Total	₨ 312,500	₨ 284,724
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	79,221	77,715
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	200,579	207,009
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total	₨ 32,700